Pacer Barings Secured Credit Flex ETF
Schedule of Investments
July 31, 2026 (Unaudited)

CORPORATE BONDS - 54.8%	Par	Value
Communication Services - 12.0%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)	$ 190,500	$ 186,215
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (a)	191,500	186,765
Black Pearl Compute LLC, 6.13%, 02/15/2031 (a)	251,500	251,079
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	673,500	706,488
Digicel International Finance Ltd. / Difl US LLC, 8.63%, 08/01/2032 (a)	379,500	391,884
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031 (a)	237,000	247,650
9.25%, 06/01/2032 (a)	249,000	254,798
ELK Grove Village Property LLC, 7.50%, 06/15/2031 (a)	359,500	346,289
EW Scripps Co., 9.88%, 08/15/2030 (a)	39,500	34,768
Flash Compute LLC, 7.25%, 12/31/2030 (a)	297,500	300,422
iHeartCommunications, Inc., 9.13%, 05/01/2029 (a)	218,500	202,494
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)	547,000	553,536
7.00%, 03/31/2034 (a)	535,500	544,720
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	336,500	333,902
7.38%, 09/01/2031 (a)	39,000	39,493
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (a)	305,000	293,054
Neptune Bidco US, Inc., 9.50%, 02/15/2033 (a)	215,500	219,524
Nexstar Media, Inc., 6.50%, 09/15/2033 (a)	252,500	251,206
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (a)	439,000	413,371
Sable International Finance Ltd., 7.13%, 10/15/2032 (a)	467,000	461,250
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	140,500	128,393
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)	605,000	620,412
Stingray Compute LLC, 6.00%, 06/15/2031 (a)	261,500	255,113
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (a)	264,500	245,614
Time Warner Entertainment Co LP, 8.38%, 07/15/2033	774,500	846,738
Uniti Services LLC, 7.50%, 10/15/2033 (a)	487,000	497,658
Univision Communications, Inc., 8.88%, 04/15/2033 (a)	64,000	61,966
Versant Media Group, Inc., 7.25%, 01/30/2031 (a)	197,500	203,591
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	311,000	323,760
WULF Compute LLC, 7.75%, 10/15/2030 (a)	243,500	252,988
Yondr JK 1 LLC, 6.88%, 06/30/2031 (a)	355,000	338,107
Zayo Group Holdings, Inc., 13.75% (or 1.88% PIK), 09/09/2030 (a)	339,500	332,710
		10,325,958

Consumer Discretionary - 9.8%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (a)	160,000	150,336
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	150,500	152,758
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	53,167	52,874
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032 (a)	381,500	379,464
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (a)	353,000	341,519
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	354,500	354,388
Brightstar Lottery PLC, 5.25%, 01/15/2029 (a)	200,000	197,686
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	233,000	224,836
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (a)	125,000	125,413
6.50%, 02/15/2032 (a)	58,000	55,423
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030 (a)	158,000	162,855
9.00% (or 14.00% PIK), 06/01/2031 (a)	433,500	476,815
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)	122,000	125,098

CompoSecure Holdings LLC, 5.63%, 02/01/2033 (a)	216,000	207,621
Flutter Treasury DAC, 5.88%, 06/04/2031 (a)	260,500	256,625
Full House Resorts, Inc., 8.25%, 02/15/2028 (a)	550,500	537,293
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032 (a)	128,500	128,795
Life Time, Inc., 6.00%, 11/15/2031 (a)	295,000	297,513
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)	122,000	125,592
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (a)	393,500	382,142
New Red Finance, Inc., 5.63%, 09/15/2029 (a)	252,500	251,865
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (a)	207,500	207,531
Phinia, Inc., 6.75%, 04/15/2029 (a)	372,500	378,669
Pioneer Opco LLC, 7.00%, 05/15/2033 (a)	210,000	212,029
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	174,000	169,284
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (a)	168,000	168,745
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (a)	207,000	208,286
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (a)	70,000	73,649
Sabre GLBL, Inc., 11.13%, 07/15/2030 (a)	229,500	220,894
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (a)	251,500	253,209
Staples, Inc.
10.75%, 09/01/2029 (a)	302,500	289,448
12.75%, 01/15/2030 (a)	218,500	172,504
The ADT Security Corp., 4.88%, 07/15/2032 (a)	275,500	257,751
Travel + Leisure Co.
4.50%, 12/01/2029 (a)	132,000	127,188
6.13%, 09/01/2033 (a)	60,000	58,918
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	360,000	382,492
Wayfair LLC, 6.75%, 11/15/2032 (a)	208,500	212,255
		8,379,763

Consumer Staples - 2.3%
Bausch Health Cos., Inc., 4.88%, 06/01/2028 (a)	414,000	385,031
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	176,000	172,827
HLF Financing Sarl LLC / Herbalife International, Inc., 7.75%, 05/01/2033 (a)	844,000	849,349
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	341,000	338,569
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	208,000	208,840
		1,954,616

Energy - 4.9%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (a)	734,500	715,138
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	205,500	210,654
8.38%, 02/15/2032 (a)	162,500	168,981
Northriver Midstream Finance LP, 6.75%, 07/15/2032 (a)	255,500	257,476
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	133,000	126,478
6.25%, 01/15/2030 (a)	126,000	128,251
4.13%, 08/15/2031 (a)	135,500	125,518
3.88%, 11/01/2033 (a)	144,500	126,756
Venture Global LNG, Inc.
7.00%, 01/15/2030 (a)	226,000	229,595
8.38%, 06/01/2031 (a)	224,000	231,571
9.88%, 02/01/2032 (a)	223,500	237,956
6.38%, 12/15/2034 (a)	523,500	509,846
6.63%, 06/15/2036 (a)	260,000	254,816
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (a)	290,500	299,756
6.50%, 06/15/2034 (a)	289,000	298,055
6.75%, 01/15/2036 (a)	285,500	298,832
		4,219,679

Financials - 4.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	80,000	80,361
7.00%, 01/15/2031 (a)	126,500	128,366
AmWINS Group, Inc., 6.38%, 02/15/2029 (a)	40,000	40,162
Aretec Group, Inc., 10.00%, 08/15/2030 (a)	390,000	411,399
Asurion LLC and Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	380,500	384,924
8.38%, 02/01/2034 (a)	280,500	255,566
CRC Insurance Group LLC, 7.13%, 06/01/2031 (a)	128,000	127,759
Encore Capital Group, Inc.
8.50%, 05/15/2030 (a)	85,000	89,994
6.63%, 04/15/2031 (a)	287,000	288,219
6.63%, 06/01/2032 (a)	87,000	87,119
Focus Financial Partners LLC, 6.75%, 09/15/2031 (a)	125,500	124,716
HUB International Ltd., 7.25%, 06/15/2030 (a)	56,000	57,661
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	257,500	255,854
10.00%, 11/15/2029 (a)	211,500	211,848
9.00%, 06/15/2030	224,000	213,093
Osaic Holdings, Inc., 6.75%, 08/01/2032 (a)	124,500	124,945
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	127,000	126,829
4.88%, 05/15/2029 (a)	131,000	127,684
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (a)	134,000	127,640
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	127,000	125,253
XHR LP, 4.88%, 06/01/2029 (a)	174,000	169,515
		3,558,907

Health Care - 8.1%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	1,113,000	1,137,762
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	201,500	207,040
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	129,000	132,225
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	370,500	378,544
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)	131,000	128,708
6.13%, 04/01/2030 (a)	162,500	136,527
5.25%, 05/15/2030 (a)	139,000	128,354
4.75%, 02/15/2031 (a)	141,000	125,771
10.88%, 01/15/2032 (a)	117,000	123,411
9.75%, 01/15/2034 (a)	204,500	207,171
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	61,500	62,625
GENMAB AS/GENMAB FINANCE LLC, 6.25%, 12/15/2032 (a)	477,500	481,871
Global Medical Response, Inc., 7.38%, 10/01/2032 (a)	205,000	208,612
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	97,000	94,960
LifePoint Health, Inc.
9.88%, 08/15/2030 (a)	235,500	247,226
8.38%, 02/15/2032 (a)	651,500	655,926
7.00%, 05/01/2034 (a)	583,000	544,546
Radiology Partners, Inc.
9.78% (or 9.78% PIK), 02/15/2030 (a)	432,500	428,992
8.50%, 07/15/2032 (a)	408,000	428,755
Star Parent, Inc., 9.00%, 10/01/2030 (a)	239,500	251,503
Tenet Healthcare Corp.
6.13%, 06/15/2030	170,500	171,363
6.75%, 05/15/2031	173,000	176,430
5.50%, 11/15/2032 (a)	516,500	508,540
		6,966,862

Industrials - 4.0%
ADT Security Corp.
4.13%, 08/01/2029 (a)	176,000	168,584
5.88%, 10/15/2033 (a)	67,500	65,450
Allegiant Travel Co., 7.13%, 07/01/2031 (a)	125,500	127,166
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	62,500	59,621
Carrix, Inc., 6.13%, 08/01/2033 (a)	648,000	645,007
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	167,500	170,246
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	168,500	169,466
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	409,500	416,066
New Enterprise Stone & Lime Co, Inc., 5.25%, 07/15/2028 (a)	215,500	214,163
QXO Building Products, Inc., 6.75%, 04/30/2032 (a)	330,500	337,527
TransDigm, Inc.
6.88%, 12/15/2030 (a)	207,500	212,703
7.13%, 12/01/2031 (a)	206,500	212,992
6.63%, 03/01/2032 (a)	205,500	208,938
6.00%, 01/15/2033 (a)	210,000	209,978
6.25%, 01/31/2034 (a)	206,500	208,529
		3,426,436

Information Technology - 2.6%
Cloud Software Group LLC
6.50%, 03/31/2029 (a)	387,500	378,651
9.00%, 09/30/2029 (a)	97,000	95,036
8.25%, 06/30/2032 (a)	165,500	156,561
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	333,000	338,822
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	219,000	223,127
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/2033 (a)	609,500	631,547
UKG, Inc., 6.88%, 02/01/2031 (a)	382,500	374,759
		2,198,503

Materials - 5.6%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	121,500	126,230
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	167,000	165,992
6.88%, 01/15/2030 (a)	167,000	165,564
6.75%, 04/15/2032 (a)	308,000	293,309
JH North America Holdings, Inc.
5.88%, 01/31/2031 (a)	208,500	208,049
6.13%, 07/31/2032 (a)	207,500	207,662
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (a)	412,000	420,199
9.25%, 04/15/2030 (a)	636,000	630,374
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	414,000	419,052
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	80,000	79,996
6.63%, 08/15/2031 (a)	532,000	531,852
Skeena Resources Ltd., 8.50%, 04/01/2031 (a)	401,500	419,193
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (a)	362,500	379,572
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (a)	381,000	380,459
Sword Purchaser LLC, 8.25%, 04/15/2033 (a)	369,000	377,426
		4,804,929

Real Estate - 1.0%
Service Properties Trust, 8.63%, 11/15/2031 (a)	805,000	845,962

Utilities - 0.4%
PG&E Corp.

5.00%, 07/01/2028	216,000	213,961
5.25%, 07/01/2030	131,000	128,831
		342,792
TOTAL CORPORATE BONDS (Cost $47,259,530)		47,024,407

BANK LOANS - 18.9%	Par	Value
Communication Services - 1.0%
Discovery Global Holdings, Inc., First Lien, 6.14% (1 mo. Term SOFR + 2.50%), 05/27/2033	250,000	250,158
McGraw-Hill Education, Inc., First Lien, 6.14% (1 mo. Term SOFR + 2.75%), 08/06/2031	200,000	199,916
Planet US Buyer LLC, First Lien, 6.82% (3 mo. Term SOFR + 3.00%), 02/10/2031	200,000	200,714
Uniti Services LLC, First Lien, 7.62% (1 mo. Term SOFR + 4.00%), 10/06/2032	207,841	207,841
		858,629

Consumer Discretionary - 4.6%
AI Aqua Merger Sub, Inc., 6.15% (1 mo. Term SOFR + 2.50%), 07/31/2028	150,000	150,039
Bingo Holdings I LLC, 8.45% (1 mo. Term SOFR + 4.75%), 06/30/2032	248,745	248,123
Caesars Entertainment, Inc., First Lien, 5.89% (1 mo. Term SOFR + 2.25%), 02/06/2031	250,000	237,708
Catawba Nation Gaming Authority, First Lien, 8.41% (3 mo. Term SOFR + 4.75%), 03/29/2032	200,000	200,650
Creative Artists Agency LLC, First Lien, 6.14% (1 mo. Term SOFR + 2.50%), 10/01/2031	125,000	124,829
Element Materials Technology Group US Holdings, Inc., First Lien, 7.20% (3 mo. Term SOFR + 3.75%), 06/25/2029	200,000	200,500
Ensemble RCM LLC, First Lien, 6.66% (1 mo. Term SOFR + 3.00%), 02/09/2033	250,000	248,885
Fleet US Bidco, Inc., 6.33% (6 mo. Term SOFR + 2.75%), 02/10/2031	233,530	234,114
Flynn Restaurant Group LP, First Lien, 7.39% (1 mo. Term SOFR + 3.75%), 01/28/2032	250,000	246,993
Great Outdoors Group LLC, First Lien, 6.89% (1 mo. Term SOFR + 3.25%), 01/23/2032	250,000	250,893
Harbor Freight Tools USA, Inc., First Lien, 5.89% (1 mo. Term SOFR + 2.25%), 06/11/2031	199,407	199,182
J&J Ventures Gaming LLC, 7.14% (1 mo. Term SOFR + 3.50%), 04/26/2030	249,369	247,987
Raven Acquisition Holdings LLC First Lien
0.00% (3 mo. Term SOFR + 3.00%), 10/25/2031	15,177	15,078
6.64% (1 mo. Term SOFR + 3.00%), 11/20/2031	209,823	208,478
United Talent Agency LLC, First Lien, 6.17% (1 mo. Term SOFR + 2.50%), 06/10/2032	250,000	250,235
Varsity Brands, Inc.
0.00% (3 mo. Term SOFR + 2.75%), 08/26/2031	175,000	175,000
6.42% (3 mo. Term SOFR + 2.50%), 08/26/2031	175,000	174,972
Voyager Parent LLC, First Lien, 7.98% (1 mo. Term SOFR + 4.25%), 07/01/2032	249,373	249,570
White Cap Supply Holdings LLC, First Lien, 6.89% (1 mo. Term SOFR + 3.25%), 10/29/2029	249,365	248,899
		3,912,135

Consumer Staples - 0.5%
Journey Personal Care Corp., First Lien, 7.39% (1 mo. Term SOFR + 3.75%), 03/01/2028	250,000	248,687
Primo Brands Corp., First Lien, 6.45% (1 mo. Term SOFR + 2.75%), 03/31/2031	200,000	200,702
		449,389

Financials - 2.6%
Aretec Group, Inc., 6.73% (1 mo. Term SOFR + 3.00%), 08/09/2030	150,000	150,242
Ascend Learning LLC, First Lien, 6.64% (1 mo. Term SOFR + 3.00%), 12/11/2028	275,000	271,692
BCP VI Summit Holdings LP, First Lien, 6.40% (1 mo. Term SOFR + 3.00%), 01/30/2032	250,000	250,687
Boxer Parent Co., Inc., First Lien, 6.42% (3 mo. Term SOFR + 3.00%), 07/30/2031	150,000	136,468
Broadstreet Partners Group LLC, First Lien, 6.14% (1 mo. Term SOFR + 3.00%), 06/16/2031	200,000	196,578
Focus Financial Partners LLC, First Lien, 6.14% (1 mo. Term SOFR + 2.50%), 09/15/2031	175,000	172,562
Kissner Group/Morton Salt/SCIH Salt T/L B (7/26), 6.46%, 07/29/2033	173,845	172,976
Mermaid Bidco, Inc., 6.91% (3 mo. Term SOFR + 3.25%), 07/02/2031	249,364	245,624
Osaic Holdings, Inc., First Lien, 6.20% (1 mo. Term SOFR + 2.50%), 08/02/2032	150,000	148,982
Osttra Group (Orion) T/L (5/25), 7.17%, 05/20/2032	200,000	200,556
Sedgwick Claims Management Services, Inc., First Lien, 6.14% (3 mo. Term SOFR + 2.50%), 07/31/2031	249,370	247,552
		2,193,919

Health Care - 3.3%
1261229 BC Ltd., First Lien, 9.89% (1 mo. Term SOFR + 6.25%), 10/08/2030	250,000	242,273

Amneal Pharmaceuticals LLC, First Lien, 6.64% (1 mo. Term SOFR + 3.00%), 08/02/2032	250,000	250,625
Aveanna Healthcare LLC, First Lien, 6.64% (3 mo. Term SOFR + 3.00%), 09/17/2032	500,000	501,990
Bausch + Lomb Corp., First Lien, 7.39% (1 mo. Term SOFR + 3.75%), 01/15/2031	249,375	249,998
Gainwell Acquisition Corp., First Lien, 7.80% (3 mo. Term SOFR + 4.00%), 10/01/2027	250,000	247,562
Genmab AS, First Lien, 5.62% (1 mo. Term SOFR + 2.00%), 12/13/2032	200,000	199,772
LifePoint Health, Inc., First Lien, 7.42% (3 mo. Term SOFR + 3.75%), 05/19/2031	325,000	309,563
Radiology Partners, Inc., First Lien, 8.20% (1 mo. Term SOFR + 4.50%), 06/30/2032	400,000	400,600
Star Parent, Inc., First Lien, 7.70% (3 mo. Term SOFR + 4.00%), 09/30/2030	249,362	250,170
US Fertility Enterprises LLC First Lien
6.98% (1 mo. Term SOFR + 3.50%), 12/30/2032	190,293	190,926
7.26% (1 mo. Term SOFR + 3.50%), 12/30/2032	9,707	9,740
		2,853,219

Industrials - 4.4%
BCPE Empire Holdings, Inc., First Lien, 7.14% (1 mo. Term SOFR + 3.50%), 12/29/2032	250,000	246,875
Brown Group Holding LLC, First Lien, 6.14% (1 mo. Term SOFR + 2.75%), 07/01/2031	200,000	200,458
DG Investment Intermediate Holdings 2, Inc., First Lien, 6.89% (1 mo. Term SOFR + 3.75%), 07/12/2032	250,000	250,312
Emerald Debt Merger Sub LLC, First Lien, 5.92% (1 mo. Term SOFR + 3.00%), 05/31/2030	249,370	249,256
FCG Acquisitions, Inc., First Lien, 6.89% (1 mo. Term SOFR + 3.25%), 03/07/2033	150,000	150,609
GFL ES US LLC, First Lien, 6.17% (3 mo. Term SOFR + 2.50%), 03/03/2032	249,372	249,477
Green Infrastructure Partners, Inc., First Lien, 6.45% (1 mo. Term SOFR + 2.75%), 09/24/2032	249,375	249,375
Jupiter Buyer, Inc., First Lien, 7.70% (1 mo. Term SOFR + 4.00%), 11/03/2031	249,369	250,803
Kenan Advantage Group, Inc., First Lien, 6.89% (1 mo. Term SOFR + 3.25%), 01/25/2029	249,364	249,521
Lsf12 Crown US Commercial Bidco LLC, First Lien, 6.24% (1 mo. Term SOFR + 2.50%), 12/02/2031	249,331	250,453
Madison IAQ LLC, First Lien, 5.67% (1 mo. Term SOFR + 1.75%), 05/06/2032	750,000	748,942
Pro Mach Group, Inc., First Lien, 6.12% (1 mo. Term SOFR + 2.50%), 10/18/2032	200,000	200,286
Tega MC Australia Holdings Pty Ltd., First Lien, 7.16% (1 mo. Term SOFR + 3.50%), 03/25/2033	250,000	251,095
TransDigm, Inc., First Lien, 6.14% (3 mo. Term SOFR + 2.50%), 02/28/2031	200,000	200,242
		3,747,704

Information Technology - 0.8%
Cloud Software Group LLC, First Lien, 6.95% (3 mo. Term SOFR + 3.25%), 08/16/2032	250,000	223,402
Mitchell International, Inc., First Lien, 6.64% (1 mo. Term SOFR + 3.00%), 06/17/2031	200,000	194,000
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	250,000	251,283
		668,685

Materials - 1.7%
A-AP Buyer, Inc., First Lien, 6.41% (1 mo. Term SOFR + 3.25%), 09/09/2031	250,000	250,833
Clydesdale Acquisition Holdings, Inc., First Lien, 6.82% (1 mo. Term SOFR + 3.18%), 04/13/2029	450,000	438,975
Mauser Packaging Solutions Holding Co., 7.15% (1 mo. Term SOFR + 3.50%), 04/16/2030	250,000	247,917
Nouryon Finance BV, First Lien, 7.43% (1 mo. Term SOFR + 3.50%), 07/31/2031	250,000	249,845
SCIH Salt Holdings, Inc., First Lien, 6.35% (3 mo. Term SOFR + 2.75%), 01/31/2029	150,000	149,062
Trident TPI Holdings, Inc., First Lien, 7.42% (1 mo. Term SOFR + 3.75%), 09/18/2028	175,000	163,944
		1,500,576
TOTAL BANK LOANS (Cost $16,205,799)		16,184,256

COLLATERALIZED LOAN OBLIGATIONS - 18.1%	Par	Value
Aimco CDO, Series 2022-18AR, Class ER2, 0.00% (3 mo. Term SOFR + 4.95%), 07/20/2039 (a)	550,000	550,019
Anchorage Capital CLO Ltd.
Series 2019-11AR, Class ER3, 0.00% (3 mo. Term SOFR + 6.83%), 07/22/2039 (a)(b)	750,000	735,103
Series 2025-32A, Class ER, 10.41% (3 mo. Term SOFR + 6.67%), 07/15/2039 (a)	750,000	750,193
Ballyrock CLO Ltd., Series 2024-28A, Class C1, 6.53% (3 mo. Term SOFR + 2.80%), 01/20/2038 (a)	580,000	580,066
Battalion CLO Ltd., Series 2022-24AR, Class CR2, 0.00% (3 mo. Term SOFR + 2.05%), 07/14/2039 (a)	1,000,000	1,000,000
Birch Grove CLO, Series 2024-8A, Class A1R, 5.02% (3 mo. Term SOFR + 1.29%), 04/20/2039 (a)	500,000	501,268
Carlyle Global Market Strategies, Series 2026-3A, Class E, 9.67% (3 mo. Term SOFR + 6.00%), 04/15/2039 (a)	500,000	509,980
CIFC Funding Ltd., Series 2024-3A, Class ER, 9.06% (3 mo. Term SOFR + 5.25%), 07/21/2039 (a)	1,000,000	1,000,139
Eldridge CLO Ltd., Series 2025-2A, Class D1, 6.58% (3 mo. Term SOFR + 2.85%), 01/20/2039 (a)	500,000	501,270
Elmwood CLO Ltd., Series 2024-7AR, Class D2R, 0.00% (3 mo. Term SOFR + 4.40%), 07/17/2039 (a)	500,000	500,087

GoldenTree Loan Management US CLO
Series 2026-31AR, Class DJ, 0.00% (3 mo. Term SOFR + 4.00%), 07/20/2040 (a)	750,000		750,026
Series 2026-31AR, Class ER2, 0.00% (3 mo. Term SOFR + 5.20%), 07/20/2040 (a)	1,000,000		1,000,035
Honey Hill Park CLO Ltd., Series 2026-1A, Class D1, 6.17% (3 mo. Term SOFR + 2.45%), 04/24/2039 (a)	750,000		746,250
Invesco CLO Ltd., Series 2026-1A, Class C, 5.66% (3 mo. Term SOFR + 1.98%), 04/15/2039 (a)	950,000		953,254
Kennedy Lewis CLO Ltd., Series 2025-21A, Class A, 5.16% (3 mo. Term SOFR + 1.35%), 07/25/2038 (a)	750,000		751,834
OCP CLO Ltd., Series 2025-48A, Class D1, 6.20% (3 mo. Term SOFR + 2.45%), 12/15/2038 (a)	1,000,000		1,002,452
RR Ltd.
Series 2019-7AR, Class C2R2, 7.93% (3 mo. Term SOFR + 4.15%), 10/15/2039 (a)	500,000		500,000
Series 2019-7AR, Class DR2, 9.03% (3 mo. Term SOFR + 5.25%), 10/15/2039 (a)	500,000		500,035
Symphony CLO Ltd., Series 2024-44A, Class BR, 5.34% (3 mo. Term SOFR + 1.60%), 07/14/2037 (a)	500,000		499,955
Voya CLO Ltd.
Series 2021-3A, Class ER, 9.65% (3 mo. Term SOFR + 5.90%), 04/15/2038 (a)	500,000		500,919
Series 2024-2A, Class D2R, 7.84% (3 mo. Term SOFR + 4.10%), 07/20/2039 (a)	750,000		750,006
Series 2024-2A, Class ER, 9.24% (3 mo. Term SOFR + 5.50%), 07/20/2039 (a)	500,000		499,982
Series 2024-3AR, Class D2R, 0.00% (3 mo. Term SOFR + 4.15%), 07/20/2039 (a)	500,000		500,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,579,726)			15,582,873

TOTAL INVESTMENTS - 91.8% (Cost $79,045,055)			78,791,536
Other Assets in Excess of Liabilities - 8.2%		0.08155	6,995,711
TOTAL NET ASSETS - 100.0%			$ 85,787,247

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $60,601,010 or 70.6% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Barings Secured Credit Flex ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 47,024,407	$ –	$ 47,024,407
Bank Loans	–	16,184,256	–	16,184,256
Collateralized Loan Obligations	–	15,582,873	–	15,582,873
Total Investments	$ –	$ 78,791,536	$ –	$ 78,791,536

Refer to the Schedule of Investments for further disaggregation of investment categories.